REGIONS FAMILY OF FUNDS
REGIONS TREASURY MONEY MARKET FUND
REGIONS LIMITED MATURITY GOVERNMENT FUND
REGIONS FIXED INCOME FUND
REGIONS BALANCED FUND
REGIONS VALUE FUND
REGIONS GROWTH FUND
REGIONS AGGRESSIVE GROWTH FUND

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2001

     Effective April 16, 2001, all purchases, redemptions and exchanges that were previously done through Regions Investment Company, Inc. will be transacted through Morgan Keegan, a newly acquired subsidiary of Regions Financial Corp.

     Any  references  to  Regions  Investment  Company,   Inc.  (RICI)  in  your
prospectus should be deleted and changed to Morgan Keegan.

     You may contact Morgan Keegan at 1-800-366-7426.

                                                                  March 30, 2001

Regions Funds
417 North 20th Street
12th Floor

P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-800-433-2829
Federated Securities Corp., Distributor

INVESTMENT COMPANY ACT FILE NO. 811-6511
CUSIP 75913Q837

CUSIP 75913Q845 CUSIP 75913Q209 CUSIP 75913Q100 CUSIP 75913Q803 CUSIP 75913Q704
CUSIP 75913Q407 CUSIP 75913Q308 CUSIP 75913Q852 CUSIP 75913Q860 CUSIP 75913Q878
CUSIP 75913Q886 CUSIP 75913Q605 CUSIP 75913Q506

26345 (3/01)